Risk management - Schedule of encumbrance of collateral received (Details) - Encumbered assets - Off-balance-sheet assets - Liquidity risk € in Millions	Dec. 31, 2025 EUR (€)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of encumbered collateral received or own debt securities issued	€ 185,200.0
Fair value of collateral received or own debt securities issued available for encumbrance	70,300.0
Loans and advances
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of encumbered collateral received or own debt securities issued	500.0
Fair value of collateral received or own debt securities issued available for encumbrance	0.0
Equity instruments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of encumbered collateral received or own debt securities issued	12,200.0
Fair value of collateral received or own debt securities issued available for encumbrance	7,100.0
Debt securities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of encumbered collateral received or own debt securities issued	172,500.0
Fair value of collateral received or own debt securities issued available for encumbrance	63,100.0
Other collateral received
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of encumbered collateral received or own debt securities issued	0.0
Fair value of collateral received or own debt securities issued available for encumbrance	100.0
Own debt securities issued other than own covered bonds or ABSs
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of encumbered collateral received or own debt securities issued	1,400.0
Fair value of collateral received or own debt securities issued available for encumbrance	€ 1,100.0